Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	R$ 5,634,623	R$ 2,678,457	R$ 3,472,845
Bonds and securities	4,763	93
Dividends receivables (41.5.3)	1,942,406	824,143
Other current receivables	949,732	897,380
Income tax and social contribution	315,218	355,065
Receivable from related parties (41.5.1)	1,336	1,135
Total current assets	13,715,730	9,327,249
Noncurrent assets
Other temporary investments	31,728	25,619
Judicial deposits	634,712	632,458
Other current receivables	9,354	8,603
Deferred tax assets	1,757,688	1,644,299	963,259
Other noncurrent recoverable taxes	2,256,156	2,627,293
Investments (41.5.2)	3,511,797	3,325,731	3,042,134
Property, Plant and Equipment, net	10,825,421	10,069,468
Intangible Assets	11,170,089	10,277,727
Right-of-use asset	252,600	261,380
Total non current assets	42,103,344	40,376,451
Current liabilities
Payroll, social charges and accruals	927,538	252,789
Accounts payable to suppliers	2,154,430	2,090,022
Income tax and social contribution	132,979	156,191
Other taxes due	346,083	303,606
Dividends payable	464,147	482,325
Post employment benefits	85,833	73,814
Lease liability	49,742
Other accounts payable	859,456	601,619
Total current liabilities	9,309,433	7,156,597
Noncurrent liabilities
Other taxes due	612,093	633,491
Post employment benefits	1,398,410	996,223
Lease liability	220,700
Other accounts payable	579,070	645,234
Provisions for legal claims (41.5.4)	336,000
Total noncurrent liabilities	22,317,974	21,415,878
Equity
Share capital	12,821,758	10,800,000
Equity valuation adjustments	307,050	593,382	426,170	R$ 353,349
Legal reserves	1,625,628	1,512,687
Additional dividends proposed	131,211
Total Equity	24,191,667	21,131,225	R$ 22,175,235	R$ 20,250,518
Total liabilities and equity	55,819,074	49,703,700
Companhia Paranaense De Energia Copel [Member]
Current assets
Cash and cash equivalents	2,231,413	199,877
Bonds and securities	93	93
Dividends receivables (41.5.3)	1,942,406	824,143
Other current receivables	2,431	977
Income tax and social contribution	113,532	107,523
Prepaid expenses	1,897	855
Receivable from related parties (41.5.1)	54	47,404
Other	4,291,826	1,180,872
Assets held for sale	528,195
Total current assets	4,820,021	1,180,872
Noncurrent assets
Other temporary investments	31,728	25,619
Judicial deposits	143,371	138,747
Other current receivables	18	18
Deferred tax assets	359,485	333,877
Other noncurrent recoverable taxes	41,078	39,810
Receivables from related parties (41.5.1)	35,507
Other non current assets	611,187	538,071
Investments (41.5.2)	19,906,237	20,339,344
Property, Plant and Equipment, net	8,424	7,948
Intangible Assets	6,336	4,724
Right-of-use asset	6,692	4,586
Total non current assets	20,538,876	20,894,673
Total assets	25,358,897	22,075,545
Current liabilities
Payroll, social charges and accruals	30,608	6,605
Related parties (41.5.1)	1,838	1,838
Accounts payable to suppliers	4,530	5,373
Income tax and social contribution	183
Other taxes due	476	28,690
Dividends payable	464,147	344,251
Post employment benefits	3,842	2,957
Lease liability	405	436
Other accounts payable	15,136	558
Provisions for legal claims	336,000
Total current liabilities	857,165	390,708
Noncurrent liabilities
Related parties (41.5.1)	5,851	5,851
Other taxes due	4,030	3,676
Post employment benefits	47,537	23,890
Lease liability	6,681	4,373
Other accounts payable	25,297	25,241
Provisions for legal claims (41.5.4)	526,183	804,442
Total noncurrent liabilities	615,579	867,473
Equity
Share capital	12,821,758	10,800,000
Equity valuation adjustments	307,050	593,382
Legal reserves	1,625,628	1,512,687
Retained earnings	9,000,506	7,911,295
Additional dividends proposed	131,211
Accumulated profit
Total Equity	23,886,153	20,817,364
Total liabilities and equity	R$ 25,358,897	R$ 22,075,545